Basis of Presentation and Going Concern (Details Textual)	1 Months Ended				3 Months Ended		6 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended				12 Months Ended						1 Months Ended
	Mar. 21, 2014 USD ($)	May 22, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Warrant [Member] USD ($)	Mar. 21, 2014 Subsequent Event [Member] USD ($)	Mar. 24, 2014 Subsequent Event [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] EUR (€)	Feb. 19, 2014 Subsequent Event [Member] EUR (€)	Dec. 31, 2013 Lambda Investors [Member] USD ($)	Nov. 12, 2013 Lambda Investors [Member] USD ($)	Feb. 04, 2013 Lambda Investors [Member] USD ($)	Dec. 31, 2013 Lambda Investors [Member] Senior Notes [Member] USD ($)	Dec. 31, 2013 Steris Agreement Termination [Member] USD ($)	Dec. 31, 2014 Scenario Forecast [Member] USD ($)	Dec. 31, 2013 Scenario Forecast [Member] USD ($)	Dec. 31, 2013 Nonsoftware License Arrangement [Member] USD ($)	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Jan. 15, 2013 Bellco [Member] EUR (€)	Jan. 15, 2012 Bellco [Member] EUR (€)	Jul. 01, 2011 Bellco [Member] EUR (€)	Jun. 30, 2014 Bellco [Member] USD ($)	Dec. 31, 2013 Bellco [Member] Nonsoftware License Arrangement [Member] USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss					$ (654,000)	$ (671,000)	$ (1,414,000)		$ (1,912,000)	$ (3,698,000)	$ (3,262,000)
License agreement revenue paid year one																													500,000
License agreement revenue paid year two																												750,000
License agreement revenue paid in current year																											600,000
Senior notes issued																		1,500,000	1,300,000
Estimated useful lives																									7 years	3 years
Deferred revenue					873,000		873,000			703,000	1,414,000																			2,203,000	703,000
Licensing revenues					193,000	184,000	448,000		359,000	711,000	680,000													1,756,000
Recognition of deferred revenue																						703,000	703,000
Cash payments received				2,459,000
Receivable related to license agreement			791,000
Shipping and handling costs										30,000	33,000
Amortization of debt issuance costs					0	0	142,000		204,000	257,000	0						399,000
Other income (expense)					(1,000)	(19,000)	(4,000)		(27,000)	(33,000)	14,000
Adjustments to liabilities and foreign currency losses										36,000		14,000
Comprehensive loss					(655,000)	(673,000)	(1,416,000)		(1,914,000)	(3,700,000)	(3,235,000)
Allowance for Doubtful Accounts Receivable										0	0
Allowance for Doubtful Accounts Receivable, Write-offs										0	0
Sales Returns and Allowances, Goods, Total										0	0
Interest and Other Income, Total										17,000											15,000
Other Expenses, Total										50,000
Upfront Fees And Connection Of First Amendment							612,000	450,000							225,000	225,000
Debt instrument, face amount																		1,500,000		1,500,000
Repayments of notes payable		1,300,000
Proceeds from issuance of common stock	2,100,000						2,013,000		2,771,000	2,771,000	0		2,100,000	2,100,000
Other Income Write Off											18,000
Foreign currency transaction loss before tax											$ 4,000